DERIVATIVE LIABILITIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Balance at beginning of year	$ 270,000
Additions to conversion option derivative liability	772,000
Additions to warrant derivative liability	412,000
Conversions of derivative liability	(449,000)
Change in fair market value of the derivative liabilities	(485,000)
Balance at end of year	520,000	$ 270,000
Preferred Stock [Member]
Derivative [Line Items]
Balance at beginning of year	270,000	0
Additions to conversion option derivative liability		150,000
Additions to warrant derivative liability		120,000
Change in fair market value of the derivative liabilities		0
Balance at end of year		270,000
Series A Preferred Stock - Conversion Option [Member]
Derivative [Line Items]
Balance at beginning of year	270,000
Additions to conversion option derivative liability	0
Additions to warrant derivative liability	0
Conversions of derivative liability	(150,000)
Change in fair market value of the derivative liabilities	(60,000)
Balance at end of year	60,000	270,000
Series B Preferred Stock - Conversion Option [Member] | 31 Group, LLC [Member]
Derivative [Line Items]
Balance at beginning of year	0
Additions to conversion option derivative liability	84,000
Additions to warrant derivative liability	42,000
Conversions of derivative liability	(24,000)
Change in fair market value of the derivative liabilities	(44,000)
Balance at end of year	58,000	0
Series B Preferred Stock - Conversion Option [Member] | Related Party [Member]
Derivative [Line Items]
Balance at beginning of year	0
Additions to conversion option derivative liability	220,000
Additions to warrant derivative liability	118,000
Conversions of derivative liability	(220,000)
Change in fair market value of the derivative liabilities	(50,000)
Balance at end of year	68,000	0
Series C Preferred Stock - Conversion Option [Member]
Derivative [Line Items]
Balance at beginning of year	0
Additions to conversion option derivative liability	468,000
Additions to warrant derivative liability	252,000
Conversions of derivative liability	(55,000)
Change in fair market value of the derivative liabilities	(331,000)
Balance at end of year	$ 334,000	$ 0